Trade Receivables and Reseller Financing - Breakdown of Expected Loss on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of trade receivables [line items]
Trade receivables	R$ 3,689,500	R$ 4,150,876
Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	404,886	385,080
Current [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	28,861	39,226
Less than 30 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	1,456	4,094
From thirty 31 to 60 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	1,625	3,754
From sixty one days to Ninety days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	3,749	5,533
From 91 to180 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	23,698	46,783
More than 180 Days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	R$ 345,497	R$ 285,690